[LOGO]     FEDERATED INVESTORS
Since 1955

             Federated
             International
             Equity Fund

             13th Annual Report
             November 30, 1996

             Established 1984

             GROWTH

President's Message

[PHOTO APPEARS HERE]

Dear Shareholder:

Federated International Equity Fund was established in 1984, and I am pleased to present the 13th Annual Report for the fund, which covers the period from December 1, 1995 to November 30, 1996. This international stock fund is designed for capital appreciation.* The fund's net assets of $197 million are invested in 31 countries on 4 continents across 230 securities. Japan and the United Kingdom were the two largest commitments made by the fund's manager.

This report begins with an interview with the portfolio manager, Drew Collins, Senior Vice President, Federated Global Research Corp. Following his discussion are three additional items of shareholder interest: a series of graphs showing long-term investment performance, a complete listing of the fund's diversified international stock holdings, and the fund's financial statements.
In 1996, the international stock market and Federated International Equity Fund turned in positive performances after a very weak 1995. As Drew relates, a weak Japanese market which makes up a large percentage of the international
               -
arena held down returns overall. A review of fund performance for each share
     -
class as of November 30, 1996 is shown below.**

                     Capital Gain
                     Distributions   Total Return
Class A Shares           $1.89           8.63%
Class B Shares           $1.89           7.59%
Class C Shares           $1.89           7.75%


Thank you for joining the growing number of Federated International Equity Fund shareholders who have diversified their equity assets internationally and entrusted this fund with more than $197 million.

I recommend that shareholders add to their investment accounts on a regular basis to take advantage of price fluctuations thus using the dollar-cost averaging method of investing.***

As always, we welcome your comments and suggestions.

Sincerely,


Glen R. Johnson
President
January 15, 1997

  * International investing can involve additional risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

 ** Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A Shares, Class B Shares, and Class C Shares were 2.66%, 1.65%, and 6.66%, respectively.

*** Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue to invest in periods of low price levels.

Investment Review

[PHOTO APPEARS HERE]
Drew Collins
Senior Vice President
Federated Global
Research Corp.

Q. While the U.S. stock market seemed to defy gravity in 1996, international stocks overall experienced a less spectacular year as they continued to recover from a very difficult 1995. What factors contributed to the performance of the international equity market?

A. Once again, a major feature of the investment returns in the international markets was that of Japan. Although the Japanese equity market managed a modest gain over the course of the past year, this gain was more than offset by the falling Japanese Yen, which depreciated by 12.1% over the 12-month period ending November 30, 1996. In U.S. dollar terms, the Japanese market fell by 4.6% (including net dividends) as measured by the Morgan Stanley Capital International Europe, Australia, Far-East Index ("EAFE Index").*

Q. How did Federated International Equity Fund perform during the 12-month period compared to its benchmark, and what strategies influenced the fund's return?

A. Federated International Equity Fund produced a 12-month total return of 8.63% for Class A Shares based on net asset value.** The total returns for Class B Shares and Class C Shares based on net asset value were 7.59% and 7.75%, respectively.** The return of the EAFE Index was 11.76% for the same period.*

The source of this underperformance was an underweight in the European markets, which were among the better performing markets for the period. The fund remained underweighted in the Japanese market throughout the period, but this was insufficient to offset the strong gains in Europe. In Southeast Asia, strong gains and an overweight position in Hong Kong were offset by weak returns elsewhere in Asia. Latin America was one of the highlights of the year, making a positive contribution to performance.

 * The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculated total returns monthly. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A Shares, Class B Shares, and Class C Shares were 2.66%, 1.65%, and 6.66%, respectively.

Q.  How were the fund's assets weighted among key regions?

A. Approximately 25% of the fund's assets were concentrated in Japan and 20% in the United Kingdom. The balance was spread across 29 other countries. Country weightings and the top holdings as of November 30, 1996 were:

Country          % of net assets   Largest holding                % of net assets
Japan                      24.7%   Konami Co.                               1.39%
United Kingdom             20.5%   EMI Group PLC                            0.76%
France                      7.2%   LVMH (Moet Hennessy)                     0.86%
Hong Kong                   6.9%   Sun Hung Kai Properties                  0.83%
Germany                     6.9%   Siemens AG                               0.73%
Switzerland                 5.1%   Ciba-Giegy AG-Registered                 0.76%
Malaysia                    2.6%   Malaysian Ind. Devel.                    0.62%
Singapore                   2.5%   United Overseas Bank Ltd. (FS)           0.54%
Netherlands                 2.4%   Wolters Kluwer NV                        0.60%
Australia                   2.1%   Lend Lease Corp. Ltd.                    0.64%
Other Countries            19.1%


Q. Turning to Japan, what is your outlook there as well as the rest of the international markets as we enter 1997?

A. The weakness of the Yen over the past year has masked a resurgence that has taken place in the competitiveness and profitability of Japanese companies. Export-oriented companies and manufacturers such as Sony and Fuji Photo Film are enjoying improved margins and are regaining market share. Japanese automotive manufacturers such as Toyota Motors have regained roughly three percentage points of market share in the U.S. over a year ago, and other industries such as electronics and semiconductors are enjoying similar gains. We continue to believe that there are excellent opportunities in the Japanese market in the year ahead.

Europe, which has had a strong run over the past 12 months along with the U.S. market, is looking more fully valued today than a year ago. We still like the outlook for many European companies such as Wolters Kluwer and Pearson, but the valuation lift that the European markets as a whole have been given over the past year mainly has been a function of lower interest rates. This interest rate decline should begin to bottom over the next year, as economic activity picks up. Recent interest rate increases in the United Kingdom should eventually be followed on the continent.

In Asia, the markets will be anticipating the handover of control of Hong Kong to the People's Republic of China at the end of June 1997. We remain optimistic as to the implications for Hong Kong equities and are overweighted in the market. Two securities we own here are Hutchison Whampoa and Peregrine Investments. Elsewhere in Asia, we are still finding some attractive valuations in companies such as BankNegara Indonesia.

Latin America is another area we would highlight for growth in 1997, and the Federated International Equity Fund wound up the fiscal year with just over 6% of its assets invested in this region. Banco Frances and Chilectra are two companies we currently own. Economic recoveries are taking place in Mexico and Argentina, as well as a continued expansion in Brazil. We own Telefonica de Argentinas and YPF in Argentina and Petrobras in Brazil.

Q. With approximately 25% of the fund invested in Japan at year-end, are you concerned about the weakness in the Japanese Yen negatively impacting the performance of the fund in 1997?

A. With the sharp depreciation of the Yen over the past year, the currency is now at levels that make Japanese exporters and manufacturers competitive again. Therefore, the downward pressure we have seen on the currency over the year should be alleviated in the months ahead. Moreover, the companies in which we are investing in the fund are attractively valued by historical standards and, in our opinion, should perform well in this environment showing significantly improved profitability.

Q. The international markets have trailed the U.S. market in the 1990s thus far. Will 1997 be the year of the turnaround?

A. With the U.S. market at historically high valuation levels, especially on the basis of price/book value and dividend yield, many of the markets abroad are trading well below their peak valuation. Over time, we would expect this disparity to narrow, and the next 12 months may see the beginning of this process. Furthermore, as the leading investment banking firms in the world study corporations for their clients' accounts, they are comparing U.S. and international industry sectors to select the best corporations for investment. For example, a sophisticated individual and a pension or union fund are all more aware than ever that international corporations can compete with the best U.S. corporations, i.e., British Petroleum and Exxon, Royal Dutch and Enron.

Two Ways You May Seek to Invest for Success in
Federated International Equity Fund

Initial Investment:

If you had made an initial investment of $13,000 in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $55,490 on 11/30/96. You would have earned a 12.53%* average annual total return for the 12-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 12/31/96, the Class A Shares' average annual one-year, five-year and ten-year total returns were -0.06%, 5.74%, and 5.76%, respectively. Class B Shares' average annual one year and since inception (9/28/94) total returns were -0.87% and -0.44% respectively. Class C Shares' average annual one-year and since inception (4/1/93) total returns were 3.94% and 8.22%, respectively.

GRAPHIC PRESENTATION `A1'' OMITTED - SEE APPENDIX.

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.

Data quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.


Federated International Equity Fund

Investing One Step at a Time:

$1,000 invested each year for 13 years (reinvesting all dividends and capital gains) grew to $22,226.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $22,226* by 11/30/96. You would have earned an average annual total return of 8.16%.

A practical investment plan helps you pursue long-term capital growth through a diversified portfolio primarily invested in equity securities of non-U.S. issuers. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

GRAPHIC PRESENTATION `A2'' OMITTED - SEE APPENDIX.

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


Federated International Equity Fund
                                   -
Hypothetical Investor Profile: Investing for Long-Term Growth

Dan and Gigi Hardwick are a two-income suburban couple who, like many others, want to be able to afford their present lifestyle after they retire.

They decided an international stock fund, though possibly volatile in the short-term, offered excellent opportunities for long-term growth. They invested $10,000 in Federated International Equity Fund on 8/17/84 and to take advantage
                                                             -
of dollar cost averaging have invested $5,000 every August since.
                        -

By 11/30/96, they were pleased to see that their $70,000 investment had grown to $133,164 for an average annual total return of 9.11%.* Gigi's already picturing a long Mediterranean cruise to celebrate their retirement.

The couple is fictional, but the figures are real.

GRAPHIC PRESENTATION `A3'' OMITTED - SEE APPENDIX.

* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Federated International Equity Fund
                                   -
Portfolio Update

GRAPHIC PRESENTATION `A4'' OMITTED - SEE APPENDIX.

Federated International Equity Fund (Class A Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1986 to November 30, 1996 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

GRAPHIC PRESENTATION `A5'' OMITTED - SEE APPENDIX.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund with no sales charge. As of October 1, 1994, the maximum sales charge is 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions.
   The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Equity Fund (Class B Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 1996 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

GRAPHIC PRESENTATION `A6'' OMITTED - SEE APPENDIX.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Equity Fund (Class C Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class C Shares) (the "Fund") from April 1, 1993 (start of performance) to November 30, 1996 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

GRAPHIC PRESENTATION `A7'' OMITTED - SEE APPENDIX.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


Federated International Equity Fund
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1996

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--96.9%
---------------------------------------------------------------------------------------------
                ARGENTINA--0.6%
                -----------------------------------------------------------------------------
        12,015  Banco Frances del Rio de la Plata S.A., ADR                                    $       363,454
                -----------------------------------------------------------------------------
        40,229  Compania Naviera Perez Companc S.A., Class B                                           275,277
                -----------------------------------------------------------------------------
         7,744  (a)IRSA Inversiones y Representaciones S.A., GDR                                       240,064
                -----------------------------------------------------------------------------
        10,900  Telefonica de Argentina S.A., ADR                                                      277,950
                -----------------------------------------------------------------------------
         9,800  YPF Sociedad Anonima, ADR                                                              227,850
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                1,384,595
                -----------------------------------------------------------------------------  ---------------
                AUSTRALIA--1.6%
                -----------------------------------------------------------------------------
       105,000  (b)Commonwealth Installment Receipt Trustee Ltd.                                       663,194
                -----------------------------------------------------------------------------
       195,000  Darling Park Trust                                                                     158,717
                -----------------------------------------------------------------------------
        68,500  Lend Lease Corp., Ltd.                                                               1,271,203
                -----------------------------------------------------------------------------
         7,000  (a)Orogen Minerals Ltd., GDR                                                           140,910
                -----------------------------------------------------------------------------
       130,000  Woodside Petroleum Ltd.                                                                913,153
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                3,147,177
                -----------------------------------------------------------------------------  ---------------
                AUSTRIA--0.2%
                -----------------------------------------------------------------------------
         3,400  Vae Eisenbahnsyst                                                                      314,189
                -----------------------------------------------------------------------------  ---------------
                BRAZIL--0.6%
                -----------------------------------------------------------------------------
        36,700  (a)(b)Elevadores Atlas                                                                 394,356
                -----------------------------------------------------------------------------
     1,338,000  (a)Light Participacoes S.A.                                                            251,409
                -----------------------------------------------------------------------------
         8,195  Telecomunicacoes Brasileras, ADR                                                       620,771
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                1,266,536
                -----------------------------------------------------------------------------  ---------------
                CANADA--0.1%
                -----------------------------------------------------------------------------
        18,000  Ontario Stores Inc                                                                     173,513
                -----------------------------------------------------------------------------  ---------------
                CHILE--0.5%
                -----------------------------------------------------------------------------
         9,000  (a)Banco BHIF, ADR                                                                     151,875
                -----------------------------------------------------------------------------
         8,000  (a)Banco de A. Edwards, ADR                                                            148,000
                -----------------------------------------------------------------------------
         3,100  (a)(b) Chilectra S.A., ADR                                                             170,500
                -----------------------------------------------------------------------------
         2,000  Compania Telecomunicacion Chile, ADR                                           $       190,250
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                CHILE--CONTINUED
                -----------------------------------------------------------------------------
         6,900  (a)Santa Isabel S.A., ADR                                                              173,363
                -----------------------------------------------------------------------------
         3,200  Sociedad Quimica Y Minera De Chile, ADR                                                166,400
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                1,000,388
                -----------------------------------------------------------------------------  ---------------
                COLOMBIA--0.3%
                -----------------------------------------------------------------------------
        15,500  Banco Ganadero S.A., ADR                                                               383,625
                -----------------------------------------------------------------------------
        17,000  Banco Industrial Colombiano, ADR                                                       274,125
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                  657,750
                -----------------------------------------------------------------------------  ---------------
                DENMARK--0.1%
                -----------------------------------------------------------------------------
         4,000  (a)(b)Inwear Group AS                                                                  181,223
                -----------------------------------------------------------------------------  ---------------
                EGYPT--0.1%
                -----------------------------------------------------------------------------
        10,500  (a)(b)Suez Cement Co., GDR                                                             168,525
                -----------------------------------------------------------------------------  ---------------
                FRANCE--7.2%
                -----------------------------------------------------------------------------
        17,046  AXA                                                                                  1,024,300
                -----------------------------------------------------------------------------
         8,300  Accor S.A.                                                                           1,064,551
                -----------------------------------------------------------------------------
        12,600  Compagnie Financiere de Paribas, Class A                                               865,680
                -----------------------------------------------------------------------------
         7,600  Compagnie de St. Gobain                                                              1,092,615
                -----------------------------------------------------------------------------
        16,400  Credit Commerical De France                                                            794,288
                -----------------------------------------------------------------------------
        12,000  Credit Local de France                                                               1,086,336
                -----------------------------------------------------------------------------
        18,200  Etablissements Economiques du Casino Guichard-Perrachon                                823,979
                -----------------------------------------------------------------------------
         7,000  Group Danon                                                                          1,030,476
                -----------------------------------------------------------------------------
         7,000  Havas S.A.                                                                             495,808
                -----------------------------------------------------------------------------
         6,700  LVMH (Moet-Hennessy)                                                                 1,698,151
                -----------------------------------------------------------------------------
        22,900  Lafarge-Coppee                                                                       1,446,648
                -----------------------------------------------------------------------------
         8,200  Peugeot S.A.                                                                         1,007,772
                -----------------------------------------------------------------------------
        20,372  Schneider S.A.                                                                         969,111
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                FRANCE--CONTINUED
                -----------------------------------------------------------------------------
        10,633  Total SA-B                                                                     $       850,225
                -----------------------------------------------------------------------------  ---------------
                Total                                                                               14,249,940
                -----------------------------------------------------------------------------  ---------------
                GERMANY--6.4%
                -----------------------------------------------------------------------------
        32,000  BASF AG                                                                              1,183,590
                -----------------------------------------------------------------------------
        30,000  Bayer AG                                                                             1,207,139
                -----------------------------------------------------------------------------
        49,500  (a)Commerzbank AG, Frankfurt                                                         1,216,501
                -----------------------------------------------------------------------------
        20,000  Daimler Benz AG                                                                      1,306,157
                -----------------------------------------------------------------------------
        21,400  Deutsche Bank, AG                                                                    1,019,843
                -----------------------------------------------------------------------------
         5,000  (a)Henkel KGAA                                                                         243,807
                -----------------------------------------------------------------------------
         2,200  Linde AG                                                                             1,335,934
                -----------------------------------------------------------------------------
         2,800  Mannesmann AG                                                                        1,167,804
                -----------------------------------------------------------------------------
        17,700  Schwarz Pharma AG                                                                    1,317,632
                -----------------------------------------------------------------------------
        30,000  Siemens AG                                                                           1,445,290
                -----------------------------------------------------------------------------
        19,700  Veba AG                                                                              1,152,080
                -----------------------------------------------------------------------------  ---------------
                Total                                                                               12,595,777
                -----------------------------------------------------------------------------  ---------------
                HONG KONG--6.9%
                -----------------------------------------------------------------------------
     2,070,000  Aeon Credit Service                                                                    696,068
                -----------------------------------------------------------------------------
     1,119,000  Amoy Properties Ltd.                                                                 1,563,011
                -----------------------------------------------------------------------------
       363,000  (a)Cheung Kong                                                                         882,618
                -----------------------------------------------------------------------------
        87,000  Cheung Kong                                                                            765,132
                -----------------------------------------------------------------------------
       152,600  (a)(b)China Resources Bejing Land                                                       94,734
                -----------------------------------------------------------------------------
        71,014  HSBC Holdings PLC                                                                    1,478,693
                -----------------------------------------------------------------------------
     1,159,000  Henderson Investment Ltd.                                                            1,409,027
                -----------------------------------------------------------------------------
       388,000  Hong Kong Telecom                                                                      672,426
                -----------------------------------------------------------------------------
       146,000  Hutchison Whampoa                                                                    1,128,233
                -----------------------------------------------------------------------------
       123,000  New World Development Co. Ltd.                                                         831,189
                -----------------------------------------------------------------------------
     1,414,000  Oriental Press Group                                                                   795,512
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                HONG KONG--CONTINUED
                -----------------------------------------------------------------------------
       600,000  Peregrine Investment                                                           $     1,109,674
                -----------------------------------------------------------------------------
       132,000  Sun Hung Kai Properties                                                              1,638,903
                -----------------------------------------------------------------------------
       549,500  (a)Winsor Property Holdings Ltd.                                                       827,946
                -----------------------------------------------------------------------------  ---------------
                Total                                                                               13,893,166
                -----------------------------------------------------------------------------  ---------------
                INDIA--1.1%
                -----------------------------------------------------------------------------
        73,200  (a)(b)Crompton Greaves Ltd., GDR                                                       237,900
                -----------------------------------------------------------------------------
        30,000  (a)Hindalco Industries Ltd., GDR                                                       612,000
                -----------------------------------------------------------------------------
        40,000  (a)(b)Larsen & Toubro Ltd., GDR                                                        580,000
                -----------------------------------------------------------------------------
        63,800  (a)(b)Mahindra and Mahindra, GDR                                                       669,900
                -----------------------------------------------------------------------------
        34,200  (a)(b)Steel Authority of India, GDR                                                    290,700
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                2,390,500
                -----------------------------------------------------------------------------  ---------------
                INDONESIA--1.4%
                -----------------------------------------------------------------------------
       552,500  (a)Bank Negara Indonesia                                                               276,839
                -----------------------------------------------------------------------------
       360,000  Citra Marga Nusaphala Persada                                                          303,198
                -----------------------------------------------------------------------------
        95,500  Gudang Garam                                                                           406,231
                -----------------------------------------------------------------------------
       168,000  Modern Photo Film Co.                                                                  420,896
                -----------------------------------------------------------------------------
       112,000  Semen Gresik                                                                           341,493
                -----------------------------------------------------------------------------
       360,667  Steady Safe                                                                            422,957
                -----------------------------------------------------------------------------
       409,060  Pab K Tjiwi Kimia                                                                      392,488
                -----------------------------------------------------------------------------
       170,000  Tambang Timah                                                                          268,230
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                2,832,332
                -----------------------------------------------------------------------------  ---------------
                ISRAEL--0.1%
                -----------------------------------------------------------------------------
         8,100  (a)Memco Software, Ltd.                                                                154,913
                -----------------------------------------------------------------------------  ---------------
                ITALY--2.6%
                -----------------------------------------------------------------------------
       150,000  Bca Pop Di Milano                                                                      766,846
                -----------------------------------------------------------------------------
       128,000  Burgo (Cartiere) SPA                                                                   612,157
                -----------------------------------------------------------------------------
       171,000  Eni SPA                                                                                900,148
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                ITALY--CONTINUED
                -----------------------------------------------------------------------------
        96,000  Imi                                                                            $       806,465
                -----------------------------------------------------------------------------
         5,000  (a)La Rinascente SPA, Warrants                                                           2,342
                -----------------------------------------------------------------------------
       500,000  Telecom Italia Mobile                                                                1,175,830
                -----------------------------------------------------------------------------
       103,000  (a)Unicem SPA                                                                          695,069
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                4,958,857
                -----------------------------------------------------------------------------  ---------------
                JAPAN--23.6%
                -----------------------------------------------------------------------------
       175,000  Amada Co.                                                                            1,462,687
                -----------------------------------------------------------------------------
         3,200  Asahi Broadcasting Corp.                                                               351,185
                -----------------------------------------------------------------------------
        40,000  Canare Electric Co. Ltd.                                                               842,845
                -----------------------------------------------------------------------------
       232,000  Casio Computer Co.                                                                   1,882,072
                -----------------------------------------------------------------------------
           250  DDI Corp.                                                                            1,788,850
                -----------------------------------------------------------------------------
       113,000  Dai Nippon Printing Co. Ltd.                                                         2,063,565
                -----------------------------------------------------------------------------
       145,200  Daito Trust Construction                                                             1,899,456
                -----------------------------------------------------------------------------
        62,000  Fuji Photo Film                                                                      1,943,284
                -----------------------------------------------------------------------------
       100,000  Hitachi Maxell                                                                       2,063,213
                -----------------------------------------------------------------------------
       175,000  JGC Corp.                                                                            1,613,257
                -----------------------------------------------------------------------------
         4,000  Japan Cash Machine Co. Ltd.                                                             71,291
                -----------------------------------------------------------------------------
        85,000  Japan Radio Co.                                                                      1,037,313
                -----------------------------------------------------------------------------
           270  (b)Japan Tobacco Inc                                                                 1,922,476
                -----------------------------------------------------------------------------
        80,000  Konami Co.                                                                           2,732,221
                -----------------------------------------------------------------------------
        12,000  (a)Meiwa Estate                                                                        349,781
                -----------------------------------------------------------------------------
       250,000  Minolta Co.                                                                          1,573,749
                -----------------------------------------------------------------------------
       250,000  Mitsubishi Heavy Industries Ltd.                                                     2,041,264
                -----------------------------------------------------------------------------
        25,000  Nintendo Corp. Ltd.                                                                  1,766,901
                -----------------------------------------------------------------------------
        80,000  Nippon Comsys Corp.                                                                    997,366
                -----------------------------------------------------------------------------
        82,000  Pioneer Electronic Corp.                                                             1,763,828
                -----------------------------------------------------------------------------
        30,000  Promise Co. Ltd.                                                                     1,501,317
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                JAPAN--CONTINUED
                -----------------------------------------------------------------------------
        70,000  Sankyo Co.                                                                     $     1,874,451
                -----------------------------------------------------------------------------
       110,000  Shiseido Co.                                                                         1,323,090
                -----------------------------------------------------------------------------
        80,000  Shochiku Co.                                                                           744,513
                -----------------------------------------------------------------------------
        30,000  Sony Corp.                                                                           1,920,105
                -----------------------------------------------------------------------------
       141,000  Sumitomo Trust & Banking                                                             1,559,789
                -----------------------------------------------------------------------------
        86,000  Taisho Pharmaceutical Co.                                                            1,917,823
                -----------------------------------------------------------------------------
        88,000  Takashimaya Co.                                                                      1,174,364
                -----------------------------------------------------------------------------
       165,000  Tokio Marine and Fire Insurance Co.                                                  1,825,285
                -----------------------------------------------------------------------------
       350,000  (a)Tokyo Tatemono Co., Ltd.                                                          1,604,038
                -----------------------------------------------------------------------------
       150,000  Tsubakimoto Chain                                                                      883,670
                -----------------------------------------------------------------------------  ---------------
                Total                                                                               46,495,049
                -----------------------------------------------------------------------------  ---------------
                KOREA--1.1%
                -----------------------------------------------------------------------------
        10,000  Dongkuk Steel Mill                                                                     194,222
                -----------------------------------------------------------------------------
         7,300  Hankuk Paper Manufacturing Co.                                                         165,559
                -----------------------------------------------------------------------------
        58,000  Korea Exchange Bank                                                                    545,751
                -----------------------------------------------------------------------------
        84,650  (a)Korea Mobile Telecomm Corp., ADR                                                  1,100,450
                -----------------------------------------------------------------------------
            50  Samsung Electronics Co.                                                                  3,607
                -----------------------------------------------------------------------------
           166  Samsung Electronics Co.                                                                 12,276
                -----------------------------------------------------------------------------
             4  (a)(b)Samsung Electronics Co., GDR                                                           0
                -----------------------------------------------------------------------------
            15  (a)(b)Samsung Electronics Co., GDR                                                         754
                -----------------------------------------------------------------------------
         2,740  Shinhan Bank                                                                            48,391
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                2,071,010
                -----------------------------------------------------------------------------  ---------------
                MALAYSIA--2.6%
                -----------------------------------------------------------------------------
       429,000  Eastern and Oriental                                                                   933,715
                -----------------------------------------------------------------------------
        84,000  Malayan Banking                                                                        831,025
                -----------------------------------------------------------------------------
       590,000  Malaysian Industrial Development                                                     1,214,088
                -----------------------------------------------------------------------------
       222,000  Malaysian Pacific Industries                                                           904,867
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                MALAYSIA--CONTINUED
                -----------------------------------------------------------------------------
       192,000  Metacorp                                                                       $       592,639
                -----------------------------------------------------------------------------
       138,000  UMW Holdings                                                                           655,322
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                5,131,656
                -----------------------------------------------------------------------------  ---------------
                MEXICO--2.1%
                -----------------------------------------------------------------------------
        16,950  (a)(b)Acer, Inc., ADR                                                                  305,100
                -----------------------------------------------------------------------------
        44,700  (a)Cemex SA, Class B, ADR                                                              322,678
                -----------------------------------------------------------------------------
       268,000  (a)Cifra SA de C.V., Class B                                                           369,702
                -----------------------------------------------------------------------------
        28,400  (a)Empresas ICA Sociedad Controladora S.A., ADR                                        408,250
                -----------------------------------------------------------------------------
       211,000  Fomento Economico Mexicano, S.A. de C.V., Class B                                      720,990
                -----------------------------------------------------------------------------
       205,000  (a)Grupo Corvi S.A., Class UBL                                                         171,548
                -----------------------------------------------------------------------------
        42,800  (a)(b)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                            344,797
                -----------------------------------------------------------------------------
         8,600  Pan American Beverage, Class A                                                         402,050
                -----------------------------------------------------------------------------
        10,900  Telefonos de Mexico, Class L, ADR                                                      331,088
                -----------------------------------------------------------------------------
        29,500  (a)Tubos de Acero de Mexico S.A., ADR                                                  401,938
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                3,778,141
                -----------------------------------------------------------------------------  ---------------
                NETHERLANDS--2.4%
                -----------------------------------------------------------------------------
        15,000  ABN-Amro Hldgs N.V.                                                                    971,699
                -----------------------------------------------------------------------------
        22,800  (a)ASM Lithography Holding N.V.                                                      1,003,607
                -----------------------------------------------------------------------------
        24,000  Boskalis Westminster                                                                   476,019
                -----------------------------------------------------------------------------
        32,300  ING Groep, N.V.                                                                      1,131,427
                -----------------------------------------------------------------------------
         2,400  Koninklijke Frans Maas Groep N.V.                                                       97,152
                -----------------------------------------------------------------------------
         9,002  Wolters Kluwer N.V.                                                                  1,177,261
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                4,857,165
                -----------------------------------------------------------------------------  ---------------
                NEW ZEALAND--0.4%
                -----------------------------------------------------------------------------
       210,000  Air New Zealand Ltd., Class B                                                          552,631
                -----------------------------------------------------------------------------
       100,000  Fletcher Challenge Building                                                            280,939
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                  833,570
                -----------------------------------------------------------------------------  ---------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                NORWAY--0.4%
                -----------------------------------------------------------------------------
        51,000  (a)Elkem A/S, Class A                                                          $       794,640
                -----------------------------------------------------------------------------  ---------------
                PAKISTAN--0.2%
                -----------------------------------------------------------------------------
       230,000  Faysal Bank                                                                            137,725
                -----------------------------------------------------------------------------
        12,000  (a)Hub Power Co., GDR                                                                  258,000
                -----------------------------------------------------------------------------
        90,000  (a)PEL Appliances Ltd.                                                                  78,593
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                  474,318
                -----------------------------------------------------------------------------  ---------------
                PHILIPPINES--0.8%
                -----------------------------------------------------------------------------
     1,700,000  (a)Belle Corp.                                                                         452,712
                -----------------------------------------------------------------------------
       911,552  Davao Union Cement Corp., Class B                                                      298,232
                -----------------------------------------------------------------------------
     1,344,900  (a)Filinvest Land, Inc.                                                                475,826
                -----------------------------------------------------------------------------
        30,200  Philippine Commercial International Bank                                               402,115
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                1,628,885
                -----------------------------------------------------------------------------  ---------------
                SINGAPORE--2.5%
                -----------------------------------------------------------------------------
       172,000  Hong Leong Finance Ltd.                                                                596,021
                -----------------------------------------------------------------------------
     1,178,300  Roly International Holdings                                                            777,678
                -----------------------------------------------------------------------------
       144,000  Sembawang Corp. Ltd                                                                    780,321
                -----------------------------------------------------------------------------
        31,000  Singapore Press Holdings Ltd.                                                          585,740
                -----------------------------------------------------------------------------
       184,000  Straits Steamship Land Ltd.                                                            587,750
                -----------------------------------------------------------------------------
        69,750  (a)Straits Steamship Land Ltd., Warrants                                                78,080
                -----------------------------------------------------------------------------
       100,000  United Overseas Bank Ltd.                                                            1,062,389
                -----------------------------------------------------------------------------
       220,000  Wing Tai Holdings, Ltd.                                                                602,353
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                5,070,332
                -----------------------------------------------------------------------------  ---------------
                SPAIN--3.4%
                -----------------------------------------------------------------------------
         6,500  (a)ABENGOA S.A.                                                                        225,548
                -----------------------------------------------------------------------------
        13,000  Corp Mapfre S.A.                                                                       687,432
                -----------------------------------------------------------------------------
        14,500  Empresa Nac De Electridad                                                              979,427
                -----------------------------------------------------------------------------
        10,500  Fomento de Construcciones y Contratas S.A.                                             887,564
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                SPAIN--CONTINUED
                -----------------------------------------------------------------------------
        79,000  Iberdrola S.A.                                                                 $       911,726
                -----------------------------------------------------------------------------
        28,000  Repsol S.A.                                                                          1,036,437
                -----------------------------------------------------------------------------
        42,000  Telefonica de Espana                                                                   920,797
                -----------------------------------------------------------------------------
         8,800  Zardoya-Otis S.A.                                                                      937,471
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                6,586,402
                -----------------------------------------------------------------------------  ---------------
                SWEDEN--1.1%
                -----------------------------------------------------------------------------
        25,000  (a)Biacore International AB                                                            397,396
                -----------------------------------------------------------------------------
         1,750  (a)Scala International AB                                                              153,747
                -----------------------------------------------------------------------------
       121,000  Stora Kopparbergs, Class A                                                           1,657,633
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                2,208,776
                -----------------------------------------------------------------------------  ---------------
                SWITZERLAND--5.1%
                -----------------------------------------------------------------------------
           740  ABB AG                                                                                 925,923
                -----------------------------------------------------------------------------
         9,400  CS Holding AG                                                                        1,000,575
                -----------------------------------------------------------------------------
         1,215  Ciba-Giegy AG                                                                        1,503,487
                -----------------------------------------------------------------------------
           820  Nestle S.A.                                                                            890,142
                -----------------------------------------------------------------------------
        10,000  (a)Oerlikon-Buhrle Holding AG                                                        1,031,837
                -----------------------------------------------------------------------------
           195  Roche Holding AG                                                                     1,498,964
                -----------------------------------------------------------------------------
           950  Sandoz AG                                                                            1,104,872
                -----------------------------------------------------------------------------
         1,500  Sulzer AG                                                                              863,061
                -----------------------------------------------------------------------------
         3,200  Zurich Versicherungsgesellschaft                                                       908,324
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                9,727,185
                -----------------------------------------------------------------------------  ---------------
                THAILAND--0.9%
                -----------------------------------------------------------------------------
       214,100  Industrial Finance Corporation of Thailand                                             674,812
                -----------------------------------------------------------------------------
        78,900  Krung Thai Bank PLC                                                                    225,512
                -----------------------------------------------------------------------------
        34,300  PTT Exploration and Production Public Co.                                              504,955
                -----------------------------------------------------------------------------
       380,000  Siam City Bank                                                                         446,350
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                1,851,629
                -----------------------------------------------------------------------------  ---------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                UNITED KINGDOM--20.5%
                -----------------------------------------------------------------------------
       275,000  Asda Group                                                                     $       547,873
                -----------------------------------------------------------------------------
        40,000  (a)Atlantic Telecom Group PLC                                                           82,717
                -----------------------------------------------------------------------------
       100,000  BAA                                                                                    823,806
                -----------------------------------------------------------------------------
       236,000  BTR PLC                                                                                948,285
                -----------------------------------------------------------------------------
        60,766  Barclays PLC                                                                         1,045,118
                -----------------------------------------------------------------------------
        50,724  Boc Group PLC                                                                          755,573
                -----------------------------------------------------------------------------
        80,000  Boots Co. PLC                                                                          852,724
                -----------------------------------------------------------------------------
        54,323  British Aerospace                                                                    1,056,691
                -----------------------------------------------------------------------------
        86,765  British Petroleum Co. PLC                                                            1,003,239
                -----------------------------------------------------------------------------
       222,495  Bunzl PLC                                                                              830,430
                -----------------------------------------------------------------------------
        85,822  Cadbury Schweppes PLC                                                                  738,029
                -----------------------------------------------------------------------------
       190,000  Caradon PLC                                                                            761,853
                -----------------------------------------------------------------------------
       100,000  Carlton Communications PLC                                                             845,662
                -----------------------------------------------------------------------------
        70,000  Chubb Security                                                                         403,665
                -----------------------------------------------------------------------------
       103,600  Compass Group                                                                        1,056,379
                -----------------------------------------------------------------------------
       190,000  Cookson Group                                                                          721,923
                -----------------------------------------------------------------------------
        63,500  Cowie Group PLC                                                                        422,764
                -----------------------------------------------------------------------------
       152,757  David S. Smith (Holdings) PLC                                                          810,270
                -----------------------------------------------------------------------------
       164,550  Delta                                                                                1,005,614
                -----------------------------------------------------------------------------
        64,937  EMI Group PLC                                                                        1,500,058
                -----------------------------------------------------------------------------
        16,500  (a)Eidos PLC                                                                           233,020
                -----------------------------------------------------------------------------
       300,000  FKI PLC                                                                              1,086,920
                -----------------------------------------------------------------------------
        59,400  Gen Accident                                                                           731,515
                -----------------------------------------------------------------------------
       126,000  General Electric Co. PLC                                                               789,089
                -----------------------------------------------------------------------------
        56,000  Glaxo Wellcome PLC                                                                     921,015
                -----------------------------------------------------------------------------
       114,448  Grand Metropolitan PLC                                                                 893,764
                -----------------------------------------------------------------------------
       158,052  Guardian Royal Ex                                                                      712,140
                -----------------------------------------------------------------------------



Federated International Equity Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -----------------------------------------------------------------------------
        52,000  Imperial Chemical Industries, PLC                                              $       674,479
                -----------------------------------------------------------------------------
       180,000  Inchcape PLC                                                                           815,568
                -----------------------------------------------------------------------------
       166,393  Ladbroke Group PLC                                                                     573,481
                -----------------------------------------------------------------------------
       120,000  Marks & Spencer PLC                                                                  1,020,847
                -----------------------------------------------------------------------------
       277,000  Mirror Group PLC                                                                     1,071,116
                -----------------------------------------------------------------------------
        78,500  National Power Co. PLC                                                                 608,415
                -----------------------------------------------------------------------------
        95,000  Pearson                                                                              1,173,924
                -----------------------------------------------------------------------------
        50,000  Peninsular & Oriental Steam Navigation Co.                                             497,236
                -----------------------------------------------------------------------------
        65,000  Powergen PLC                                                                           633,827
                -----------------------------------------------------------------------------
        72,000  Premier Farnell PLC                                                                    861,870
                -----------------------------------------------------------------------------
        41,614  RTZ Corp. PLC                                                                          699,630
                -----------------------------------------------------------------------------
       100,000  Rank Group PLC                                                                         731,338
                -----------------------------------------------------------------------------
        85,500  Reckitt & Colman PLC                                                                 1,007,658
                -----------------------------------------------------------------------------
        57,000  Reed International PLC                                                               1,104,447
                -----------------------------------------------------------------------------
       500,000  Rugby Group PLC                                                                        806,994
                -----------------------------------------------------------------------------
        86,000  Safeway PLC                                                                            563,887
                -----------------------------------------------------------------------------
       330,000  Sedgwick Group PLC                                                                     696,284
                -----------------------------------------------------------------------------
        66,000  Siebe PLC                                                                            1,053,581
                -----------------------------------------------------------------------------
       114,000  Smith, W.H. Group PLC                                                                  810,726
                -----------------------------------------------------------------------------
        66,344  Smithkline Beecham Corp.                                                               914,635
                -----------------------------------------------------------------------------
        74,000  (a)Thorn PLC                                                                           343,376
                -----------------------------------------------------------------------------
       235,000  Tomkins PLC                                                                            981,801
                -----------------------------------------------------------------------------
        37,000  Zeneca Group                                                                         1,020,175
                -----------------------------------------------------------------------------  ---------------
                Total                                                                               40,245,431
                -----------------------------------------------------------------------------  ---------------
                TOTAL COMMON STOCKS (IDENTIFIED COST $174,089,837)                                 191,123,570
                -----------------------------------------------------------------------------  ---------------



Federated International Equity Fund

--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY
  PAR AMOUNT
      OR                                                                                          VALUE IN
    SHARES                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
CORPORATE BONDS--0.3%
---------------------------------------------------------------------------------------------
                JAPAN--0.3%
                -----------------------------------------------------------------------------
    53,000,000  (b)Sumitomo Bank Ltd., Osaka, Conv. Bond, 0.75%, 5/31/2001
                (IDENTIFIED COST $486,551)                                                     $       505,454
                -----------------------------------------------------------------------------  ---------------
PREFERRED STOCKS--3.7%
---------------------------------------------------------------------------------------------
                AUSTRALIA--0.5%
                -----------------------------------------------------------------------------
       233,000  News Corp., Ltd., Pfd.                                                               1,024,093
                -----------------------------------------------------------------------------  ---------------
                BRAZIL--1.9%
                -----------------------------------------------------------------------------
     1,577,000  Banco Itau S.A., Preference                                                            618,282
                -----------------------------------------------------------------------------
     1,800,000  Centrais Eletricas Brasileiras, Preference, Series B                                   590,707
                -----------------------------------------------------------------------------
        29,200  (a)Cofap-Cia Fab Peca, Preference                                                      238,858
                -----------------------------------------------------------------------------
     4,220,000  (a)Petroleo Brasileiro S.A., Preference                                                580,097
                -----------------------------------------------------------------------------
       250,000  Sider Paulista (Cos.)                                                                  227,493
                -----------------------------------------------------------------------------
     3,230,000  (a)Telecomunicacoes de Sao Paulo S.A., Preference                                      572,207
                -----------------------------------------------------------------------------
    27,400,000  (a)Uniao de Bancos Brasileir, Pfd.                                                     767,624
                -----------------------------------------------------------------------------
   247,900,000  (a)Usinas Siderurgicas de Minas Gerais, Pfd.                                           247,180
                -----------------------------------------------------------------------------  ---------------
                Total                                                                                3,842,448
                -----------------------------------------------------------------------------  ---------------
                GERMANY--0.5%
                -----------------------------------------------------------------------------
        20,000  Henkel KGAA, Pfd.                                                                      996,034
                -----------------------------------------------------------------------------  ---------------
                JAPAN--0.8%
                -----------------------------------------------------------------------------
            27  (b)Sakura Finance (Bermuda), Conv. Pfd.                                              1,534,466
                -----------------------------------------------------------------------------  ---------------
                TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,237,930)                                  7,397,041
                -----------------------------------------------------------------------------  ---------------



Federated International Equity Fund

--------------------------------------------------------------------------------

  PRINCIPAL                                                                                       VALUE IN
    AMOUNT                                                                                      U.S. DOLLARS
--------------  -----------------------------------------------------------------------------  ---------------
(C) REPURCHASE AGREEMENT--1.2%
---------------------------------------------------------------------------------------------
$    2,350,000  BT Securities Corporation, 5.72%, dated 11/29/1996, due 12/2/1996 (AT
                AMORTIZED COST)                                                                $     2,350,000
                -----------------------------------------------------------------------------  ---------------
                TOTAL INVESTMENTS (IDENTIFIED COST $183,164,318) (D)                           $   201,376,065
                -----------------------------------------------------------------------------  ---------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $8,064,079 which represents 4.1% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $183,352,677. The net unrealized appreciation of investments on a federal tax basis amounts to $18,023,388 which is comprised of $23,669,649 appreciation and $5,646,261 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($197,224,336) at November 30, 1996.

The following acronym(s) are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Federated International Equity Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1996

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $183,164,318 and tax cost $183,352,677)   $201,376,065
---------------------------------------------------------------------------------------------------
Cash                                                                                                     396,020
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currency (identified cost, $4,535)                                             4,535
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        550,968
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        3,170,635
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               502,108
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     206,000,331
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $8,243,946
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 277,960
----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                   35,885
----------------------------------------------------------------------------------------
Net payable for foreign exchange contracts                                                   11,278
----------------------------------------------------------------------------------------
Accrued expenses                                                                            206,926
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  8,775,995
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 11,412,987 shares outstanding                                                         $197,224,336
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $174,869,114
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                              18,212,892
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                         4,166,725
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                         (24,395)
---------------------------------------------------------------------------------------------------  -----------
    Total net assets                                                                                 $197,224,336
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($172,937,556 / 9,982,601 shares outstanding)                                   $17.32
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $17.32)*                                                           $18.33
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $17.32
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($16,707,131 / 980,572 shares outstanding)                                      $17.04
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $17.04
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $17.04)**                                                     $16.10
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($7,579,649 / 449,814 shares outstanding)                                       $16.85
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $16.85
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99/100 of $16.85)**                                                        $16.68
---------------------------------------------------------------------------------------------------  -----------


 *See "How to Purchase Shares" in the Prospectus.

 **See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended November 30, 1996

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $516,589)                                                $  3,539,771
---------------------------------------------------------------------------------------------------
Interest                                                                                                  127,931
---------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                        3,667,702
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $ 2,004,435
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   185,000
--------------------------------------------------------------------------------------
Custodian fees                                                                              341,587
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    306,158
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     6,877
--------------------------------------------------------------------------------------
Auditing fees                                                                                31,106
--------------------------------------------------------------------------------------
Legal fees                                                                                   37,825
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    91,853
--------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    92,608
--------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    58,555
--------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    450,721
--------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     30,869
--------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     19,518
--------------------------------------------------------------------------------------
Share registration costs                                                                     39,419
--------------------------------------------------------------------------------------
Printing and postage                                                                         56,268
--------------------------------------------------------------------------------------
Insurance premiums                                                                            4,788
--------------------------------------------------------------------------------------
Taxes                                                                                        60,641
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,768
--------------------------------------------------------------------------------------  -----------
    Total expenses                                                                        3,824,996
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                        ($ 274,003)
--------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                            (1,101)
--------------------------------------------------------------------------  ----------
    Total waivers                                                                          (275,104)
--------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                   3,549,892
---------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                        117,810
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld
of $197,235)                                                                                            4,131,728
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation
of assets and liabilities in foreign currency                                                          11,785,397
---------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments and foreign currency                               15,917,125
---------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                              $ 16,034,935
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    ------------------------------
                                                                                         1996            1995
                                                                                    --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $      117,810  $      874,344
----------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($5,135,689 and $21,531,956 net gains, respectively,
as computed for federal tax purposes)                                                    4,131,728      21,589,545
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
and translation of assets and liabilities in foreign currency                           11,785,397     (20,374,381)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from operations                                      16,034,935       2,089,508
----------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------------
  Class A Shares                                                                          (919,568)        (34,372)
----------------------------------------------------------------------------------
  Class B Shares                                                                              (194)       --
----------------------------------------------------------------------------------
  Class C Shares                                                                              (155)           (101)
----------------------------------------------------------------------------------
Distributions from net realized gains on investments
and foreign currency transactions
----------------------------------------------------------------------------------
  Class A Shares                                                                       (19,980,524)    (12,398,817)
----------------------------------------------------------------------------------
  Class B Shares                                                                          (726,598)        (77,839)
----------------------------------------------------------------------------------
  Class C Shares                                                                          (780,198)       (431,114)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from distributions to shareholders                  (22,407,237)    (12,942,243)
----------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                           146,615,463      94,560,822
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                    12,142,035          62,363
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (160,588,761)   (149,570,774)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from share transactions                              (1,831,263)    (54,947,589)
----------------------------------------------------------------------------------  --------------  --------------
         Change in net assets                                                           (8,203,565)    (65,800,324)
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                    205,427,901     271,228,225
----------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment
income of $0 and $863,049, respectively)                                            $  197,224,336  $  205,427,901
----------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED NOVEMBER 30,
                                       1996       1995       1994       1993       1992       1991       1990       1989
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   17.89  $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59  $   17.34
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                    0.03       0.09       0.15       0.06       0.10       0.11       0.19       0.18
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                 1.38       0.17       1.96       2.53      (0.37)      0.37      (1.16)      1.60
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations         1.41       0.26       2.11       2.59      (0.27)      0.48      (0.97)      1.78
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                  (0.09)    (0.003)     (0.07)     (0.06)     (0.08)     (0.21)     (0.20)     (0.23)
-----------------------------------
 Distributions in excess of net
 investment income (a)                  --         --         --           (0.13)    --        --         --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions from net
 investment income                       (0.09)    (0.003)     (0.07)     (0.19)     (0.08)     (0.21)     (0.20)     (0.23)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Distributions from net realized
 gain on investments and foreign
 currency transactions                   (1.89)     (0.90)     --         --         --         (0.11)     (2.14)     (1.30)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions                     (1.98)     (0.90)     (0.07)     (0.19)     (0.08)     (0.32)     (2.34)     (1.53)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $   17.32  $   17.89  $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                          8.63%      1.60%     12.82%     18.52%     (1.86%)     3.49%     (6.72%)    11.55%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                 1.68%      1.57%      1.61%      1.60%      1.57%      1.52%      1.32%      1.01%
-----------------------------------
 Net investment income                    0.15%      0.42%     --          0.13%      0.69%      0.78%      1.39%      1.04%
-----------------------------------
 Expense waiver/reimbursement (c)         0.15%      0.18%     --          0.01%      0.02%      0.30%      0.25%      0.46%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period
 (000 omitted)                        $172,938   $191,911   $261,178   $192,860   $106,937   $101,980    $82,541    $65,560
-----------------------------------
 Average Commission Rate Paid           0.0018
-----------------------------------
 Portfolio turnover                        119%       166%        73%        74%        91%        84%       114%        85%
-----------------------------------

                                       1988       1987
                                     ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   19.99  $   22.87
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                    0.19       0.24
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                 3.27      (0.72)
-----------------------------------  ---------  ---------
 Total from investment operations         3.46      (0.48)
-----------------------------------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                  (0.23)     (0.05)
-----------------------------------
 Distributions in excess of net
 investment income (a)                  --         --
-----------------------------------  ---------  ---------
 Total distributions from net
 investment income                       (0.23)     (0.05)
-----------------------------------  ---------  ---------
 Distributions from net realized
 gain on investments and foreign
 currency transactions                   (5.88)     (2.35)
-----------------------------------  ---------  ---------
 Total distributions                     (6.11)     (2.40)
-----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $   17.34      19.99
-----------------------------------  ---------  ---------
TOTAL RETURN (B)                         24.33%     (2.70%)
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                 1.00%      1.00%
-----------------------------------
 Net investment income                    1.43%      0.93%
-----------------------------------
 Expense waiver/reimbursement (c)         0.28%      0.17%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period
 (000 omitted)
-----------------------------------
 Average Commission Rate Paid          $68,922   $85,860

-----------------------------------
 Portfolio turnover                         98%      130%
-----------------------------------


(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     YEAR ENDED NOVEMBER 30,
                                                                                 -------------------------------
                                                                                  1996       1995        1994(A)
                                                                                 ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $17.70      $18.50      $19.61
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net operating loss                                                              (0.03)      (0.08)      (0.01)
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                             1.26        0.18       (1.10)
----------------------------------------------------------------------------  ---------   ---------   ---------
  Total from investment operations                                                 1.23        0.10       (1.11)
----------------------------------------------------------------------------  ---------   ---------   ---------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                        (0.00)(b)    --         --
----------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                               (1.89)      (0.90)      --
----------------------------------------------------------------------------  ---------   ---------   ---------
  Total distributions                                                             (1.89)      (0.90)      --
----------------------------------------------------------------------------  ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                                   $17.04   $   17.70   $   18.50
----------------------------------------------------------------------------  ---------   ---------   ---------
TOTAL RETURN (C)                                                                   7.59%       0.68%      (5.27%)
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                         2.58%       2.52%       2.59%*
----------------------------------------------------------------------------
  Net investment income                                                           (0.74%)     (0.52%)     (0.88%)*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                       $16,707      $6,370      $1,214
----------------------------------------------------------------------------
  Average Commission Rate Paid                                                  $0.0018
----------------------------------------------------------------------------
  Portfolio turnover                                                                119%        166%         73%
----------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Distributions from net investment income is less than 0.01 per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            YEAR ENDED NOVEMBER 30,
                                                                    ----------------------------------------
                                                                     1996       1995       1994      1993(A)
                                                                    ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                $17.50     $18.30     $16.41     $14.88
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net operating loss                                                 (0.10)     (0.12)     (0.05)     (0.04)
---------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                 1.34       0.22       1.98       1.57
---------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total from investment operations                                    1.24       0.10       1.93       1.53
---------------------------------------------------------------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                            0.00(b)   (0.00)(b)    --         --
---------------------------------------------------------------
  Distributions in excess of net investment income (c)                --         --        (0.04)       --
---------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total distributions from net investment income                      0.00      (0.00)     (0.04)       --
---------------------------------------------------------------  ---------  ---------  ---------  ---------
  Distributions from net realized gain on investments
  and foreign currency transactions                                  (1.89)     (0.90)      0.00       0.00
---------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total distributions                                                (1.89)     (0.90)     (0.04)      0.00
---------------------------------------------------------------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                      $16.85  $   17.50  $   18.30  $   16.41
---------------------------------------------------------------  ---------  ---------  ---------  ---------
TOTAL RETURN (D)                                                      7.75%      0.69%     11.75%     10.28%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                            2.57%      2.46%      2.55%      2.57%*
---------------------------------------------------------------
  Net investment income                                              (0.72%)    (0.47%)    (0.91%)    (1.10%)*
---------------------------------------------------------------
  Expense waiver/reimbursement (e)                                    0.01%      0.04%      0.00%      0.01%*
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $7,580     $7,146     $8,836     $2,852
---------------------------------------------------------------
  Average Commission Rate Paid                                     $0.0018
---------------------------------------------------------------
  Portfolio turnover                                                   119%       166%        73%        74%
---------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

(b) Distributions from net investment income is less than 0.01 per share.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated International Equity Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1996

(1) ORGANIZATION

International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund's objective is to obtain a total return on its assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over the counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, and net operating losses. The following reclassifications have been made to the financial statements.

                            INCREASE (DECREASE)
                       ACCUMULATED NET        DISTRIBUTIONS IN EXCESS OF
 PAID-IN CAPITAL        REALIZED GAINS           NET INVESTMENT INCOME
     $35,002              $   50,335                  $   (85,337)


     Net investment income, net realized gains, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest, dividends, and gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

     At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                             CONTRACTS TO                               CONTRACTS AT     UNREALIZED
   SETTLEMENT DATE          DELIVER/RECEIVE         IN EXCHANGE FOR        VALUE        DEPRECIATION
Contracts Sold:
December 3, 1996               1,558,203             $   1,096,974      $  1,108,252      $  11,278
                       New Zealand Dollars


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                        SECURITY                             ACQUISITION DATE      ACQUISITION COST
Commonwealth Installment Receipt Trustee Ltd.                    7/15/96             $    505,017
Elevadores Atlas                                                 9/25/96                  395,862
Chilectra S.A.                                                   2/28/96                  168,268
Inwear Group AS                                             11/22/96-11/25/96             163,300
Suez Cement Co., GDR                                             11/25/96                 154,875
China Resources Bejing Land                                      11/5/96                   47,049
Crompton Greaves Ltd., GDR                                        7/1/96                  612,239
Larsen & Toubro Ltd., GDR                                         6/5/96                  796,000
Mahindra and Mahindra, GDR                                    1/22/96-2/2/96              478,600
Steel Authority of India, GDR                                4/22/96-4/23/96              534,492
Japan Tobacco Inc.                                            6/17/96-8/1/96            2,042,836
Samsung Electronics Co., GDR                                     3/14/96                        0
Acer, Inc., ADR                                                  7/19/96                  246,300
Groupo Financiero Bancomer, S.A. de C.V., ADR                11/6/95-1/29/96              205,726
Sumitomo Bank Ltd., Osaka Conv. Bond                              6/6/96                  486,551
Sakura Finance (Bermuda), Conv. Pfd.                             9/12/96                1,468,722


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, par value shares ($0.0001 per share) authorized were as follows:

                                                                                          POUND OF PAR VALUE
CLASS NAME                                                                             CAPITAL STOCK AUTHORIZED
----------------------------------------------------------------------------------
Class A                                                                                         500,000,000
----------------------------------------------------------------------------------
Class B                                                                                         500,000,000
----------------------------------------------------------------------------------
Class C                                                                                         500,000,000
----------------------------------------------------------------------------------        -----------------
     Total                                                                                    1,500,000,000
----------------------------------------------------------------------------------        -----------------


Transactions in capital stock were as follows:

                                                             YEAR ENDED                     YEAR ENDED
                                                          NOVEMBER 30, 1996             NOVEMBER 30, 1995
CLASS A SHARES                                         SHARES         AMOUNT         SHARES          AMOUNT
---------------------------------------------------
Shares sold                                            7,740,149  $  131,449,303      4,975,723  $    86,980,247
---------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        679,782      11,012,713          3,695           61,786
---------------------------------------------------
Shares redeemed                                       (9,162,907)   (155,388,757)    (8,351,087)    (145,908,457)
---------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class A Share
  transactions                                          (742,976) $  (12,926,741)    (3,371,669) $   (58,866,424)
---------------------------------------------------  -----------  --------------  -------------  ---------------


                                                             YEAR ENDED                     YEAR ENDED
                                                          NOVEMBER 30, 1996             NOVEMBER 30, 1995
CLASS B SHARES                                         SHARES         AMOUNT         SHARES          AMOUNT
---------------------------------------------------
Shares sold                                              728,125  $   12,265,060        320,651  $     5,616,298
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    40,410         649,796       --              --
---------------------------------------------------
Shares redeemed                                         (147,816)     (2,473,361)       (26,432)        (455,453)
---------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class B Share
  transactions                                           620,719  $   10,441,495        294,219  $     5,160,845
---------------------------------------------------  -----------  --------------  -------------  ---------------

                                                             YEAR ENDED                     YEAR ENDED
                                                          NOVEMBER 30, 1996             NOVEMBER 30, 1995
CLASS C SHARES                                         SHARES         AMOUNT         SHARES          AMOUNT
---------------------------------------------------
Shares sold                                              177,534  $    2,901,100        114,724  $     1,964,277
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    30,197         479,526             32              577
---------------------------------------------------
Shares redeemed                                         (166,212)     (2,726,643)      (189,410)      (3,206,864)
---------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class C Share
  transactions                                            41,519  $      653,983        (74,654) $    (1,242,010)
---------------------------------------------------  -----------  --------------  -------------  ---------------
     Net change resulting from share transactions        (80,738)     (1,831,263)    (3,152,105)     (54,947,589)
---------------------------------------------------  -----------  --------------  -------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                                                                             % OF AVG. DAILY NET
SHARE CLASS NAME                                                                               ASSETS OF CLASS
-----------------------------------------------------------------------------------------    -------------------
Class B Shares                                                                                        0.75%
-----------------------------------------------------------------------------------------
Class C Shares                                                                                        0.75%
-----------------------------------------------------------------------------------------


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  235,723,280
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  248,645,633
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1996, the diversification of industries was as follows:

               INDUSTRY                   % OF NET ASSETS
Aerospace & Military Technology                    0.5
Appliances & Household Durables                    0.1
Automobiles                                        1.8
Banking                                           10.8
Beverages & Tobacco                                1.4
Broadcasting & Publishing                          4.1
Building Materials & Components                    2.1
Business & Public Services                         1.9
Chemicals                                          2.7
Construction & Housing                             2.4
Data Processing & Reproduction                     0.3
Electrical & Electronics                           5.1
Electronic Components, Instruments                 4.0
Energy--Oil & Gas                                  0.5
Energy Equipment & Services                        0.1
Energy Sources                                     2.7
Financial Services                                 4.0
Food & Household Products                          3.7
Forest Products & Paper                            2.3
Health & Personal Care                             4.6
Industrial Components                              0.5
Insurance                                          3.3
Leisure & Tourism                                  2.2
Machinery & Engineering                            6.5
Manufacturing                                      1.5
Merchandising                                      2.8
Metals--Non Ferrous                                1.2
Metals--Steel                                      0.7
Mining                                             0.1
Miscellaneous Materials & Commodities              1.4
Multi-Industry                                     3.1
Pharmaceuticals                                    1.6
Real Estate                                        7.0
Recreation, Other Consumer Goods                   4.2
Tobacco                                            1.2
Telecommunications                                 3.9
Textiles & Apparel                                 0.1
Transportation--Airlines                           0.3
Transportation--Road & Rail                        0.7
Transportation--Shipping                           0.3
Utilities--Electrical & Gas                        2.8
Wholesale & International Trade                    0.4



Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of INTERNATIONAL SERIES, INC.
(Federated International Equity Fund):

We have audited the accompanying statement of assets and liabilities of Federated International Equity Fund (an investment portfolio of International Series, Inc., a Maryland corporation), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund, an investment portfolio of International Series, Inc., as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                           Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                        President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                    Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                            Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                        Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                          Vice President
                                                          J. Crilley Kelly
                                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.



  [LOGO]     FEDERATED INVESTORS
Since 1955
             Federated Investors Tower
             Pittsburgh, PA 15222-3779

             Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

             Cusip 46031P308
             Cusip 46031P407
             Cusip 46031P605
             G00267-01 (1/97)


[LOGO OF FEDERATED INVESTORS]

Federated
International
Income Fund

6th Annual Report
November 30, 1996

Established 1991

INCOME

President's Message

Dear Shareholder:

Federated International Income Fund was established in 1991, and I am pleased to present the 6th Annual Report for the fund which covers the period from December 1, 1995 to November 30, 1996.

This report begins with a discussion with the portfolio manager, Robert Kowit, Vice President, Federated Global Research Corp. Following his discussion are three additional items of shareholder interest: a series of graphs showing long-term investment performance, a complete listing of the fund's diversified international bond holdings, and the fund's financial statements.

The fund's assets of over $224 million are invested in high-quality debt issues of 10 countries to pursue generous quarterly income and capital appreciation.*

The overall international bond market experienced a positive year. Your fund's performance over the period has exceeded that of the J.P. Morgan Global Traded Index Excluding U.S.**, the benchmark for the international bond market. A review of performance for each share class as of November 30, 1996 is shown below.***
             NAV Increase        Income Total Return
Class A Shares $11.38 to $11.92=4% $0.87     13.27%
Class B Shares $11.36 to $11.89=4% $0.79     12.41%
Class C Shares $11.36 to $11.89=4% $0.78     12.31%

We hope you are pleased with the positive performance of your investment in Federated International Income Fund. Thank you for joining the growing number of shareholders who have diversified their fixed income assets internationally and entrusted this fund with more than $224 million.

Remember, adding to your account and reinvesting your quarterly dividends in additional shares is a convenient way to ``pay yourself first'' and enjoy the benefit of compounding.

As always, we welcome your comments and suggestions.
Sincerely,


Glen R. Johnson
President
January 15, 1997

* International investing can involve additional risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

** The J.P. Morgan Global Traded Index Excluding U.S. is a total return index that tracks the traded sovereign issues of 13 international markets. Each market is weighted according to its traded market capitalization in U.S. dollar terms and all issues included in the index are liquid with a remaining maturity of greater than 13 months.

***Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A Shares, Class B Shares, and Class C Shares were 8.14%, 6.55%, and 11.27%, respectively.



Investment Review

Robert Kowit
Vice President
Federated Global
Research Corp.

Unlike U. S. bonds, which, after a strong 1995, weakened considerably in 1996, international bonds have maintained strong performance. Can you comment, and was there much correlation among country performance?


After posting very strong gains in 1995, the international bond markets continued to perform well in 1996. Performance of individual markets was quite varied, which emphasizes the need to be aggressively diversified throughout the world. From December 1, 1995 to November 30, 1996, the J.P. Morgan Global Traded Index Excluding U.S. was up 7.13%, while the J. P. Morgan U. S. Traded Index was up 5.25%.* Within the international bond universe, there was a spread of almost 30% between the best and worst performing markets.


Looking at specific markets, Italy was up 33.53%, Australia 23.57%, United Kingdom 19.74%, New Zealand 18.60%, and Ireland 19.98%. At the other end of the spectrum, Japan was down 6.03%, Germany up 2.03%, and the Netherlands up 2.03%.

In this environment, how did Federated International Income Fund perform for shareholders over the one-year period ended November 30, 1996?

The fund delivered strong total return. Total returns based on net asset value were: Class A Shares, 13.27%; Class B Shares, 12.41%; and Class C Shares, 12.31%.** The funds returns significantly outpaced the 7.13% return of the overall international bond market, as measured by the J.P. Morgan Global Traded Index Excluding U.S.


* The J.P. Morgan U.S. Traded Index is a total return index that tracks the traded sovereign issues of the U.S. Treasuries market. Each issue is weighted according to its traded market capitalization in U.S. dollar terms and all issues included in the index are liquid fixed coupon bonds with a remaining maturity of greater than 13 months.

**Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A Shares, Class B Shares, and Class C Shares were 8.14%, 6.55%, and 11.27%, respectively.



What countries were emphasized in the portfolio's high-quality bond holdings as of November 30, 1996?

Over half of the fund's holdings were concentrated among Germany, the United Kingdom, Canada, and Denmark. The balance was spread across other countries as indicated below:
                             As a Percentage of Net Assets
     Germany                            19.3%
     United Kingdom                  16.8%
     Canada                             11.8%
     Denmark                             8.6%
     Italy                               7.0%
     New Zealand                      6.2%
     Spain                               6.0%
     Australia                   5.6%
     Norway                              4.4%
     Sweden                              3.6%

What is your current outlook for international bonds, and what is your strategy for the fund as we enter 1997?

Our outlook for 1997 continues to be favorable for international bonds. Most of the countries still have very high unemployment and low inflation. Short-term interest rates are at, or close to, their all-time lows, but real yields on bonds remain quite attractive. Concern over the upcoming European Monetary Union deliberations, in advance of the move to a single European currency in 1999, have kept many local investors in shorter dated maturities. Yield curves are, therefore, much steeper in Europe than they are in the U. S. As investors move further out the local yield curves, we expect 25-50 basis points of additional performance from most of the European markets. Japan seems on the road to economic recovery, and we expect interest rates to start moving higher in 1997, at which time we plan to start rebuilding positions.

It is important to remember also that international bonds are a truly diversifying asset class for any fixed-income investor. Over the last ten years international bonds have consistently outperformed U. S. bonds and we use a prudent approach to bring the performance potential of international bonds to our investors. When we actively analyze each market in which we invest, it is with an eye towards which markets to overweight and which to underweight. We are not trying to pick the one or two markets that will perform best and place big bets on them.

Two Ways You May Seek to Invest for Success in
Federated International Income Fund

If you had made an initial investment of $6,000 in the Class A Shares of Federated Inter-national Income Fund on 6/4/91, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $10,500 on 11/30/96. You would have earned a 10.70%* average annual total return for the five-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 12/31/96, the Class A Shares' average annual one-year, five-year and since inception (6/4/91) total returns were 5.87%, 8.22% and 10.55%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 4.17% and 11.49%, respectively. Class C Shares' average annual one-year and since inception (4/1/93) total returns were 8.93% and 11.88%, respectively.



GRAPHIC PRESENTATION `A1'' OMITTED - SEE APPENDIX.



* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.
  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated International Income Fund

One Step at a Time:

$1,000 invested each year for five years (reinvesting all dividends and capital gains) grew to $8,333.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Income Fund on 6/4/91, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $6,000, but your account would have reached a total value of $8,333* by 11/30/96. You would have earned an average annual total return of 10.97%.

A practical investment plan helps you pursue a high level of income by investing in high-quality debt securities primarily in foreign currencies. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!


GRAPHIC PRESENTATION `A2'' OMITTED - SEE APPENDIX.


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated International Income Fund

Hypothetical Investor Profile:
Investing for a High Level of Income from Abroad

The Griffins-Bob, Nancy and Cal-are a single-income suburban family. Bob and Nancy don't regard public schools very highly and are building a nest egg for Cal's private school education.

They've added $2,000 every January to their initial $10,000 investment in Federated International Income Fund made on 6/4/91, and as of 11/30/96, their account totaled $31,085, giving them an annual total return of 10.68%.*

Now they don't feel they need to worry about the quality of Cal's education, and Bob figures his son will get to college even if he never does learn to catch a football.

The couple is fictional, but the figures are real.


GRAPHIC PRESENTATION `A3'' OMITTED - SEE APPENDIX.


* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.
Federated International Income Fund (Class A Shares)
Growth of $10,000 Invested in
Federated International Income Fund
(Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class A Shares) (the ``Fund'') from June 4, 1991 (start of performance) to November 30, 1996 compared to the J.P. Morgan Global Traded Index Excluding U.S. (JPMGXUS).+


GRAPHIC PRESENTATION `A4'' OMITTED - SEE APPENDIX.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of income earned on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Income Fund (Class B Shares)

Growth of $10,000 Invested in
Federated International Income Fund
(Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class B Shares) (the ``Fund'') from September 28, 1994 (start of performance) to November 30, 1996 compared to the J.P. Morgan Global Traded Index Excluding U.S. (JPMGXUS).+


GRAPHIC PRESENTATION `A5'' OMITTED - SEE APPENDIX.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of income earned on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Income Fund (Class C Shares)

Growth of $10,000 Invested in
Federated International Income Fund
(Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class C Shares) (the ``Fund'') from April 1, 1993 (start of performance) to November 30, 1996 compared to the J.P. Morgan Global Traded Index Excluding U.S. (JPMGXUS).+



GRAPHIC PRESENTATION `A6'' OMITTED - SEE APPENDIX.



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.





Federated International Income Fund
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1996

    FOREIGN                                                                                            VALUE
    CURRENCY                                                                            CREDIT        IN U.S.
   PAR AMOUNT                                                                          RATING*        DOLLARS
BONDS--93.9%
-----------------------------------------------------------------------------------
AUSTRALIAN DOLLAR--5.6%
-----------------------------------------------------------------------------------
                  AGENCY--5.6%
                  -----------------------------------------------------------------
      14,000,000  New South Wales Treasury, 11.50%, 7/1/1999                         AAA/Aaa       $   12,655,152
                  -----------------------------------------------------------------                --------------
                  TOTAL AUSTRALIAN DOLLAR                                                              12,655,152
                  -----------------------------------------------------------------                --------------
BRITISH POUND--12.4%
-----------------------------------------------------------------------------------
                  SOVEREIGN--9.4%
                  -----------------------------------------------------------------
       4,000,000  Alliance & Leicester BLD, Sub., 8.75%, 12/7/2006                   A3                 6,909,886
                  -----------------------------------------------------------------
       4,000,000  Bayerische Vereinsbank AG, Munich, Sub., 8.625%,
                  6/15/2005                                                          NR/Aa1             6,985,541
                  -----------------------------------------------------------------
       4,000,000  Landbk Hessen--Thueringen, Sub. Note, 9.00%,
                  9/6/2004                                                           AAA/Aaa            7,204,102
                  -----------------------------------------------------------------                --------------
                  Total                                                                                21,099,529
                  -----------------------------------------------------------------                --------------
                  UTILITIES--3.0%
                  -----------------------------------------------------------------
       4,000,000  British Gas PLC, Sr. Unsub., 8.125%, 3/31/2003                     AA-/A1             6,821,621
                  -----------------------------------------------------------------                --------------
                  TOTAL BRITISH POUND                                                                  27,921,150
                  -----------------------------------------------------------------                --------------
CANADIAN DOLLAR--11.8%
-----------------------------------------------------------------------------------
                  AGENCY--3.8%
                  -----------------------------------------------------------------
      10,000,000  Ontario Hydro, 9.00%, 6/24/2002                                    AA-/Aa3            8,661,760
                  -----------------------------------------------------------------                --------------
                  SOVEREIGN--7.6%
                  -----------------------------------------------------------------
       7,500,000  Canada, Goverment of, 8.50%, 4/1/2002                              AAA/Aa1            6,402,862
                  -----------------------------------------------------------------
       6,500,000  Canada, Goverment of, Deb., 8.00%, 6/1/2023                        AAA/Aa1            5,603,033
                  -----------------------------------------------------------------
       5,500,000  Quebec, Province of, Deb., 9.375%, 1/16/2023                       A+/A2              5,080,037
                  -----------------------------------------------------------------                --------------
                  Total                                                                                17,085,932
                  -----------------------------------------------------------------                --------------
                  STATE/PROVINCIAL--0.4%
                  -----------------------------------------------------------------
       1,000,000  (a)Metro Toronto, Deb., 7.40%, 9/27/2006                                                805,465
                  -----------------------------------------------------------------                --------------
                  TOTAL CANADIAN DOLLAR                                                                26,553,157
                  -----------------------------------------------------------------                --------------



Federated International Income Fund

--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
    CURRENCY                                                                            CREDIT        IN U.S.
   PAR AMOUNT                                                                          RATING*        DOLLARS
BONDS--CONTINUED
-----------------------------------------------------------------------------------
DANISH KRONE--8.6%
-----------------------------------------------------------------------------------
                  SOVEREIGN--8.6%
                  -----------------------------------------------------------------
      26,000,000  Denmark, Bond, 8.00%, 11/15/2001                                   AA+/Aa1       $    4,868,410
                  -----------------------------------------------------------------
      25,000,000  Denmark, Bond, 8.00%, 3/15/2006                                    AAA/Aaa            4,630,258
                  -----------------------------------------------------------------
      57,755,000  Nykredit, Mtg. Bond, 8.00%, 10/1/2026                              NR                 9,868,712
                  -----------------------------------------------------------------                --------------
                  TOTAL DANISH KRONE                                                                   19,367,380
                  -----------------------------------------------------------------                --------------
DEUTSCHE MARK--19.3%
-----------------------------------------------------------------------------------
                  AGENCY--8.6%
                  -----------------------------------------------------------------
      13,000,000  Export-Import Bank Japan, Foreign Gov't. Guarantee, 6.50%,
                  5/19/2000                                                          AAA/Aaa            8,906,872
                  -----------------------------------------------------------------
      15,000,000  KFW International Finance, Bank Guarantee, 6.75%,
                  6/20/2005                                                          AAA/Aaa           10,418,958
                  -----------------------------------------------------------------                --------------
                  Total                                                                                19,325,830
                  -----------------------------------------------------------------                --------------
                  SOVEREIGN--10.7%
                  -----------------------------------------------------------------
       7,500,000  Baden Wurt L-Finance NV, Bank Guarantee, 6.75%,
                  6/22/2005                                                          AAA/Aaa            5,168,715
                  -----------------------------------------------------------------
      14,000,000  Deutschland Republic, Bond, 6.00%, 6/20/2016                                          8,687,992
                  -----------------------------------------------------------------
       8,000,000  Germany(Fed Republic), 6.50%, 7/15/2003                            AAA/Aaa            5,546,583
                  -----------------------------------------------------------------
       7,000,000  Kredit Wiederauf, Bond, 6.00%, 2/9/2006                            AAA/Aaa            4,587,478
                  -----------------------------------------------------------------                --------------
                  Total                                                                                23,990,768
                  -----------------------------------------------------------------                --------------
                  TOTAL DEUTSCHE MARK                                                                  43,316,598
                  -----------------------------------------------------------------                --------------
EUROPEAN CURRENCY UNIT (ECU)--4.6%
-----------------------------------------------------------------------------------
                  SOVEREIGN--4.6%
                  -----------------------------------------------------------------
       7,500,000  France O.A.T., Bond, 7.50%, 4/25/2005                              AAA/Aaa           10,384,557
                  -----------------------------------------------------------------                --------------
                  TOTAL EUROPEAN CURRENCY UNIT                                                         10,384,557
                  -----------------------------------------------------------------                --------------



Federated International Income Fund

--------------------------------------------------------------------------------

    FOREIGN
    CURRENCY
   PAR AMOUNT                                                                                          VALUE
  OR PRINCIPAL                                                                          CREDIT        IN U.S.
     AMOUNT                                                                            RATING*        DOLLARS
BONDS--CONTINUED
-----------------------------------------------------------------------------------
IRISH POUND--4.4%
-----------------------------------------------------------------------------------
                  SOVEREIGN--4.4%
                  -----------------------------------------------------------------
       5,000,000  Republic of Ireland, 9.25%, 7/11/2003                              AAA/Aaa       $    9,860,457
                  -----------------------------------------------------------------                --------------
                  TOTAL IRISH POUND                                                                     9,860,457
                  -----------------------------------------------------------------                --------------
ITALIAN LIRA--7.0%
-----------------------------------------------------------------------------------
                  SOVEREIGN--7.0%
                  -----------------------------------------------------------------
   8,000,000,000  Buoni Poliennali Del Tes, Bond, 10.50%, 11/1/2000                  AAA/Aa3            5,942,676
                  -----------------------------------------------------------------
   7,000,000,000  Buoni Poliennali Del Tes, Bond, 10.50%, 9/1/2005                   AAA/Aa3            5,494,442
                  -----------------------------------------------------------------
   5,965,000,000  Buoni Poliennali Del Tes, Deb., 10.50%, 7/15/1998                  AAA/A1             4,163,833
                  -----------------------------------------------------------------                --------------
                  TOTAL ITALIAN LIRA                                                                   15,600,951
                  -----------------------------------------------------------------                --------------
NEW ZEALAND DOLLAR--6.2%
-----------------------------------------------------------------------------------
                  SOVEREIGN--6.2%
                  -----------------------------------------------------------------
      18,000,000  New Zealand, Government of, Deb., 8.00%, 11/15/2006                NR/Aaa            13,677,312
                  -----------------------------------------------------------------                --------------
                  TOTAL NEW ZEALAND DOLLAR                                                             13,677,312
                  -----------------------------------------------------------------                --------------
NORWEGIAN KRONE--4.4%
-----------------------------------------------------------------------------------
                  SOVEREIGN--4.4%
                  -----------------------------------------------------------------
      25,000,000  Norwegian Government, Bond, 7.00%, 5/31/2001                       AAA/Aaa            4,151,216
                  -----------------------------------------------------------------
      36,000,000  Norwegian Government, Foreign Gov't. Guarantee, 5.75%, 11/30/2004  AAA/Aaa            5,509,941
                  -----------------------------------------------------------------                --------------
                  TOTAL NORWEGIAN KRONE                                                                 9,661,157
                  -----------------------------------------------------------------                --------------
SPANISH PESETA--6.0%
-----------------------------------------------------------------------------------
                  SOVEREIGN--6.0%
                  -----------------------------------------------------------------
     150,000,000  Spain (Government), Deb., 9.90%, 10/31/1998                        AA/Aa2             1,237,495
                  -----------------------------------------------------------------
   1,350,000,000  Spain (Government), Foreign Gov't. Guarantee, 10.30%, 6/15/2002    AA/Aa2            12,222,325
                  -----------------------------------------------------------------                --------------
                  TOTAL SPANISH PESETA                                                                 13,459,820
                  -----------------------------------------------------------------                --------------



Federated International Income Fund

--------------------------------------------------------------------------------

    FOREIGN
    CURRENCY
   PAR AMOUNT                                                                                          VALUE
  OR PRINCIPAL                                                                          CREDIT        IN U.S.
     AMOUNT                                                                            RATING*        DOLLARS
BONDS--CONTINUED
-----------------------------------------------------------------------------------
SWEDISH KRONA--3.6%
-----------------------------------------------------------------------------------
                  SOVEREIGN--3.6%
                  -----------------------------------------------------------------
      27,000,000  Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551, 7.50%,
                  3/17/1999                                                          A-/NR         $    4,190,959
                  -----------------------------------------------------------------
      24,000,000  Statens Bostads, Deb., 11.00%, 1/21/1999                           NR                 3,967,886
                  -----------------------------------------------------------------                --------------
                  TOTAL SWEDISH KRONA                                                                   8,158,845
                  -----------------------------------------------------------------                --------------
                  TOTAL BONDS (IDENTIFIED COST $196,991,204)                                          210,616,536
                  -----------------------------------------------------------------                --------------
(B) REPURCHASE AGREEMENT--3.0%
-----------------------------------------------------------------------------------
$      6,835,000  BT Securities Corporation, 5.72%, dated 11/29/1996, due 12/2/1996
                  (at amortized cost)                                                                   6,835,000
                  -----------------------------------------------------------------                --------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $203,826,204)(C)                              $  217,451,536
                  -----------------------------------------------------------------                --------------


 (a) Denotes a restricted security which is subject to restrictions on resale and or Federal Securities laws.
     At November 30, 1996, the security amounted to $805,465 which represents 0.4% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $203,826,204. The net unrealized appreciation of investments on a federal tax basis amounts to $13,625,332 which is comprised of $14,268,052 appreciation and $642,720 depreciation at November 30, 1996.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($224,374,818) at November 30, 1996.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Federated International Income Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1996

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $203,826,204)                        $217,451,536
------------------------------------------------------------------------------------------------------
Cash                                                                                                        141,313
------------------------------------------------------------------------------------------------------
Income receivable                                                                                         6,566,902
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  428,564
------------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                        224,588,315
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  $  75,686
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                      40,372
-------------------------------------------------------------------------------------------
Accrued expenses                                                                                97,439
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                       213,497
------------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 18,834,177 shares outstanding                                                            $224,374,818
------------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $220,365,583
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 13,677,851
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (14,956,181)
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       5,287,565
------------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                    $224,374,818
------------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($200,757,508 / 16,848,333 shares outstanding)                                     $11.92
------------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100 / 95.50 of $11.92)*                                                            $12.48
------------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (100.00 / 100 of $11.92)                                                       $11.92
------------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($8,640,964 / 726,640 shares outstanding)                                          $11.89
------------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                     $11.89
------------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50 / 100 of $11.89)**                                                      $11.24
------------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($14,976,346 / 1,259,204 shares outstanding)                                       $11.89
------------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                     $11.89
------------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00 / 100 of $11.89)**                                                      $11.77
------------------------------------------------------------------------------------------------------  -----------


 * See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended November 30, 1996

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $191,910)                                                  $15,520,503
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,476,050
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    184,998
-----------------------------------------------------------------------------------------
Custodian fees                                                                               168,659
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     102,381
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      7,426
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 48,606
-----------------------------------------------------------------------------------------
Legal fees                                                                                    37,627
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     85,235
-----------------------------------------------------------------------------------------
Distribution services fee--Class A Shares                                                    448,844
-----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     32,098
-----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                     97,111
-----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     448,844
-----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      10,699
-----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      32,370
-----------------------------------------------------------------------------------------
Share registration costs                                                                      42,709
-----------------------------------------------------------------------------------------
Printing and postage                                                                          49,239
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,787
-----------------------------------------------------------------------------------------
Taxes                                                                                         32,409
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                  4,932
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         3,315,024
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
Waiver of investment advisory fee                                               $ (71,524)
------------------------------------------------------------------------------
Waiver of distribution services fee--Class A Shares                              (308,676)
------------------------------------------------------------------------------
Waiver of shareholder services fee--Class A Shares                               (229,937)
------------------------------------------------------------------------------
Waiver of shareholder services fee--Class C Shares                                 (1,130)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (611,267)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   2,703,757
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                     12,816,746
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                    11,654,540
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                         587,187
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments and foreign currency                              12,241,727
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $25,058,473
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

Federated International Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED NOVEMBER 30,
                                                                                         1996            1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------
Net investment income                                                                $  12,816,746  $   13,126,044
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($6,022,473 net gain and $4,766,152 net loss, respectively, as computed for federal
tax purposes)                                                                           11,654,540      (5,611,275)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and
liabilities in foreign currency                                                            587,187      21,171,868
-----------------------------------------------------------------------------------  -------------  --------------
    Change in net assets resulting from operations                                      25,058,473      28,686,637
-----------------------------------------------------------------------------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------
Distributions from net investment income
-----------------------------------------------------------------------------------
  Class A Shares                                                                       (13,679,429)    (13,434,295)
-----------------------------------------------------------------------------------
  Class B Shares                                                                          (229,103)        (28,671)
-----------------------------------------------------------------------------------
  Class C Shares                                                                          (878,043)       (524,373)
-----------------------------------------------------------------------------------  -------------  --------------
  Change in net assets resulting from distributions to shareholders                    (14,786,575)    (13,987,339)
-----------------------------------------------------------------------------------  -------------  --------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            88,154,905      64,344,928
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 5,742,262       4,176,847
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                (66,837,071)   (113,383,781)
-----------------------------------------------------------------------------------  -------------  --------------
    Change in net assets resulting from share transactions                              27,060,096     (44,862,006)
-----------------------------------------------------------------------------------  -------------  --------------
         Change in net assets                                                           37,331,994     (30,162,708)
-----------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------
Beginning of period                                                                    187,042,824     217,205,532
-----------------------------------------------------------------------------------  -------------  --------------
End of period (including undistributed net investment income of $5,287,565 and
$4,448,761, respectively)                                                            $ 224,374,818  $  187,042,824
-----------------------------------------------------------------------------------  -------------  --------------


(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   YEAR ENDED NOVEMBER 30,
                                                1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD          $   11.38  $   10.52  $   11.86  $   10.47  $   10.84   $   10.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                            0.74**      0.79      0.70       0.88       0.62        0.25
--------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 0.67       0.84      (0.76)      1.40      (0.20)       0.75
--------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                 1.41       1.63      (0.06)      2.28       0.42        1.00
--------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net investment income        (0.87)     (0.77)     (0.63)     (0.75)     (0.71)      (0.16)
--------------------------------------------
  Distributions in excess of net investment
  income (b)                                     --         --         --         --          (0.05)     --
--------------------------------------------
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                   --         --          (0.65)     (0.14)     (0.03)     --
--------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
  Total distributions                             (0.87)     (0.77)     (1.28)     (0.89)     (0.79)      (0.16)
--------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                $   11.92  $   11.38  $   10.52  $   11.86  $   10.47   $   10.84
--------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                  13.27%     16.12%     (0.84%)     22.95%      3.82%      10.07%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                         1.30%      1.30%      1.30%      1.25%      0.99%       0.32%*
--------------------------------------------
  Net investment income                            6.58%      6.79%      6.67%      7.71%      5.83%       7.54%*
--------------------------------------------
  Expense waiver/reimbursement (d)                 0.34%      0.40%      0.20%      0.27%      0.62%       1.18%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period
  (000 omitted)                                $200,758   $173,905   $209,008   $220,602  $  86,937  $   23,465
--------------------------------------------
  Portfolio turnover                                 92%        41%       136%       189%       314%         35%
--------------------------------------------


 * Computed on an annualized basis.

 ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's Adviser.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                                 1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   11.36  $   10.51   $   10.21
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                             0.84**      0.77       0.08
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency       0.48       0.78        0.22
-----------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                  1.32       1.55        0.30
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                         (0.79)     (0.70)     --
-----------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $   11.89  $   11.36   $   10.51
-----------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                   12.41%     15.28%       2.44%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                          2.11%      2.10%       2.11%*
-----------------------------------------------------------------------------
  Net investment income                                                             5.76%      5.76%       7.07%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.02%      0.10%       0.10%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $   8,641  $   1,123        $101
-----------------------------------------------------------------------------
  Portfolio turnover                                                                  92%        41%        136 %
-----------------------------------------------------------------------------


 * Computed on an annualized basis.

 ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

                                                                            YEAR ENDED NOVEMBER 30,
                                                                    1996       1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   11.36  $   10.48  $   11.84   $   10.23
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                                0.67**      0.60      0.58        0.41
----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     0.64       0.95      (0.72)       1.58
----------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                     1.31       1.55      (0.14)       1.99
----------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                            (0.78)     (0.67)     (0.57)      (0.38)
----------------------------------------------------------------
  Distributions from net realized gain on investments and
  foreign currency transactions                                      --         --          (0.65)     --
----------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                 (0.78)     (0.67)     (1.22)      (0.38)
----------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                    $   11.89  $   11.36  $   10.48   $   11.84
----------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                                      12.31%     15.32%     (1.54%)      19.67%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                             2.09%      2.06%      2.05%       2.05%*
----------------------------------------------------------------
  Net investment income                                                5.80%      5.96%      6.00%       5.39%*
----------------------------------------------------------------
  Expense waiver/reimbursement (c)                                     0.04%      0.14%      0.10%       0.21%*
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $14,976    $12,015  $   8,098  $    4,767
----------------------------------------------------------------
  Portfolio turnover                                                     92%        41%       136%        189 %
----------------------------------------------------------------


 * Computed on an annualized basis.

 ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated International Income Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1996

(1) ORGANIZATION

International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Foreign government securities and listed foreign corporate bonds are valued according to the last reported sale price on a recognized securities exchange, if available. If no sale on a recognized exchange is reported or if the security is traded over-the-counter, a security is valued according to the last reported bid price. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the


Federated International Income Fund
--------------------------------------------------------------------------------
     Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for straddle adjustments on forward contracts, market discount, and foreign currency transactions. As a result of these differences, the following required reclassifications have been made to the current year financial statements.

                                   INCREASE (DECREASE)
                        ACCUMULATED NET
 PAID-IN CAPITAL      REALIZED GAIN/LOSS          Undistributed Net Investment Income
   $  2,823,434          ($5,632,067)                      $   2,808,633



Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     At November 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $14,956,181, which will reduce the fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2002               $10,190,029
       2003               $ 4,766,152


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of


Federated International Income Fund
--------------------------------------------------------------------------------
     the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 1996, the Fund had no outstanding foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

    SECURITY         ACQUISITION DATE      ACQUISITION COST
  Metro Toronto         9/27/1996              $727,386


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions


Federated International Income Fund
--------------------------------------------------------------------------------
     that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, par value shares ($0.001 per share) authorized were as follows:

                                                                                      (POUND) OF PAR VALUE
CLASS NAME                                                                           CAPITAL STOCK AUTHORIZED
Class A                                                                                         500,000,000
----------------------------------------------------------------------------------
Class B                                                                                         500,000,000
----------------------------------------------------------------------------------
Class C                                                                                         500,000,000
----------------------------------------------------------------------------------        -----------------
     Total                                                                                    1,500,000,000
----------------------------------------------------------------------------------        -----------------


Transactions in capital stock were as follows:

                                                                        YEAR ENDED NOVEMBER 30,
                                                                 1996                           1995
CLASS A SHARES                                            SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                             6,869,642  $   77,132,743      5,228,161  $    57,263,553
----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         441,539       4,853,225        357,263        3,841,251
----------------------------------------------------
Shares redeemed                                        (5,739,277)    (64,189,320)   (10,170,791)    (110,148,750)
----------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class A Share
  transactions                                          1,571,904  $   17,796,648     (4,585,367) $   (49,043,946)
----------------------------------------------------  -----------  --------------  -------------  ---------------

                                                                        YEAR ENDED NOVEMBER 30,
                                                                 1996                           1995
CLASS B SHARES                                            SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                               660,138  $    7,379,995         89,871  $       989,494
----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                          13,806         151,637          1,934           21,170
----------------------------------------------------
Shares redeemed                                           (46,135)       (511,605)        (2,540)         (28,402)
----------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class B Share
  transactions                                            627,809  $    7,020,027         89,265  $       982,262
----------------------------------------------------  -----------  --------------  -------------  ---------------



Federated International Income Fund
--------------------------------------------------------------------------------

                                                                        YEAR ENDED NOVEMBER 30,
                                                                 1996                           1995
CLASS C SHARES                                          SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                               325,894  $    3,642,167        551,738  $     6,091,880
----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                          67,085         737,400         29,098          314,427
----------------------------------------------------
Shares redeemed                                          (191,747)     (2,136,146)      (295,268)      (3,206,629)
----------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from Class C Share
  transactions                                            201,232  $    2,243,421        285,568        3,199,678
----------------------------------------------------  -----------  --------------  -------------  ---------------
  Net change resulting from share transactions          2,400,945  $   27,060,096     (4,210,534) $   (44,862,006)
----------------------------------------------------  -----------  --------------  -------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .75% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          % OF AVG. DAILY NET
SHARE CLASS NAME            ASSETS OF CLASS
Class A Shares                     0.25%
Class B Shares                     0.75%
Class C Shares                     0.75%



Federated International Income Fund
--------------------------------------------------------------------------------

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  200,449,817
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  172,813,049
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of INTERNATIONAL SERIES, INC.
(Federated International Income Fund):

We have audited the accompanying statement of assets and liabilities of Federated International Income Fund (an investment portfolio of International Series, Inc., a Maryland corporation), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net asset for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Income Fund, an investment portfolio of International Series, Inc. as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.




[BIRD LOGO] FEDERATED INVESTORS

            FEDERATED INVESTORS TOWER
            PITTSBURGH, PA 15222-3779

            FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND AND IS A SUBSIDIARY OF FEDERATED INVESTORS.




            Cusip 46031P100
            Cusip 46031P209
            Cusip 46031P506
            3010401 (1/97)

[RECYCLED LOGO]

S


A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 8/17/84 to 11/30/96. The `y'' axis is measured in increments of $5,000 ranging from $0 to $60,000 and indicates that the ending value of a hypothetical initial investment of $13,000 in the fund's Class A Shares, assuming the reinvestment of dividends and capital gains, would have grown to $55,490 on 11/30/96.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 8/17/84 to 11/30/96. The `y'' axis is measured in increments of $3,000 ranging from $0 to $24,000 and indicates that the ending value of 13 hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of dividends and capital gains, would have grown to $22,226 on 11/30/96.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 8/17/84 to 11/30/96. The `y'' axis is measured in increments of $10,000 ranging from $0 to $140,000 and indicates that the ending value of a hypothetical initial investment of $10,000 and subsequent yearly investments of $5,000 over 12 years in the fund's Class A Shares would have grown to $133,164 on 11/30/96.

A4. The graphic presentation here displayed consists of a three-column chart entitled `Top Ten Holdings as of November 30, 1996'' with regard to `Security Name,'' ``Country'' and `% of Net Assets.'' The information is as follows: Konami Co., Japan, 1.39%; Dai Nippon Printing Co., Ltd., Japan, 1.05%; Hitachi Maxell, Japan, 1.05%; Mitsubishi Heavy Industries, Ltd., Japan, 1.04%; Fuji Photo Film, Japan, .98%; Japan Tobacco, Inc., Japan, .97%; Sony Corp., Japan, .97%; Taisho Pharmaceutical Co., Japan,
 .97%; Daito Trust Construction, Japan, .96% and Casio Computer Co., Japan, .95% for a total percentage of portfolio of 10.33%.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated International Equity Fund are represented by a solid line. The Morgan Stanley Capital International Europe Australia Far-East Index (EAFE) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the EAFE.
The `x'' axis reflects computation periods from 11/30/86 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares as compared to the EAFE. The ending values were $18,867 and $23,964, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 11/30/96 and from the start of performance of Class A Shares (8/17/84) to 11/30/96. The total returns were 2.66%, 6.48%, 5.95% and 12.58%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated International Equity Fund are represented by a solid line. The EAFE is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund and the EAFE.
The `x'' axis reflects computation periods from 9/28/94 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares as compared to the EAFE. The ending values were $9,850 and $11,825, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Return for the one-year period ended 11/30/96 and from the start of performance of Class B Shares (9/28/94) to 11/30/96. The total returns were 1.65% and (0.69)%, respectively.

A7. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated International Equity Fund are represented by a solid line. The EAFE is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund and the EAFE.
The `x'' axis reflects computation periods from 4/1/93 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares as compared to the EAFE. The ending values were $13,371 and $16,576, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the one-year period ended 11/30/96 and from the start of performance of Class C Shares (4/1/93) to 11/30/96. The total returns were 6.66% and 8.24%, respectively.


A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 6/4/91 to 11/30/96. The `y'' axis is measured in increments of $1,000 ranging from $0 to $11,000 and indicates that the ending value of a hypothetical initial investment of $6,000 in the fund's Class A Shares, assuming the reinvestment of dividends and capital gains, would have grown to $10,500 on 11/30/96.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 6/4/91 to 11/30/96. The `y'' axis is measured in increments of $1,000 ranging from $0 to $9,000 and indicates that the ending value of six hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of dividends and capital gains, would have grown to $8,333 on 11/30/96.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 6/4/91 to 11/30/96. The `y'' axis is measured in increments of $4,000 ranging from $0 to $32,000 and indicates that the ending value of a hypothetical initial investment of $10,000 and subsequent yearly investments of $2,000 over five years in the fund's Class A Shares would have grown to $31,085 on 11/30/96.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated International Income Fund are represented by a solid line. The J.P. Morgan Global Traded Index Excluding U.S. (JPMGXUS) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the JPMGXUS. The `x'' axis reflects computation periods from 6/4/91 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares as compared to the JPMGXUS. The ending values were $17,501 and $18,859, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/96 and from the start of performance of Class A Shares (6/4/91) to 11/30/96. The total returns were 8.14%, 9.72% and 10.74%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated International Income Fund are represented by a solid line. The JPMGXUS is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund and the JPMGXUS. The `x'' axis reflects computation periods from 9/28/94 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares as compared to the JPMGXUS. The ending values were $12,818 and $12,873, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Return for the one-year period ended 11/30/96 and from the start of performance of Class B Shares (9/28/94) to 11/30/96. The total returns were 6.55% and 12.09% respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated International Income Fund are represented by a solid line. The JPMGXUS is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund and the JPMGXUS. The `x'' axis reflects computation periods from 4/1/93 to 11/30/96. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares as compared to the JPMGXUS. The ending values were $14,599 and $15,260, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the one-year period ended 11/30/96 and from the start of performance of Class C Shares (4/1/93) to 11/30/96. The total returns were 11.27% and 12.22%, respectively.